CONCENTRATIONS OF REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF REVENUE

NOTE 16 – CONCENTRATIONS OF REVENUE

The Company has a concentration of customers. For the three months ended September 30, 2022, two individual customers accounted for $3,517,335 and $1,313,643, respectively, or approximately 47.87% and 17.88%, respectively, of our revenue. For the nine months ended September 30, 2022, three individual customers accounted for $15,639,193, $4,266,975 and $3,628,393, respectively, or approximately 55.91%, 15.25% and 12.97%, respectively, of our revenue.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.

NOTE 16 – CONCENTRATIONS OF REVENUE

The Company has a concentration of customers. For the fiscal year ended December 31, 2021, one customer accounted for $6,682,019, or approximately 83%, of our revenue.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.